RESULTS FROM OPERATING ACTIVITIES - Cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [abstract]
Cost of sales	R (2,937.9)	R (2,553.9)	R (2,347.7)
Operating costs	(2,692.1)	(2,471.1)	(2,207.1)
Movement in gold in process and finished inventories - Gold Bullion	3.1	32.6	24.5
Depreciation	(270.8)	(169.1)	(168.0)
Change in estimate of environmental rehabilitation	21.9	60.0	2.9
Retrenchment costs	0.0	(6.3)	0.0
Operating cost [abstract]
Consumable stores	(801.0)	(866.5)	(784.6)
Labour including short term incentives	(573.0)	(476.7)	(417.4)
Electricity	(420.9)	(399.4)	(369.0)
Specialist service providers	(447.5)	(437.1)	(326.9)
Water	(47.0)	(44.1)	(49.9)
Pre-production costs capitalised	0.0	93.7	0.0
Retrenchment costs [Abstract]
Voluntary staff retrenchments	R 0.0	R 6.3	R 0.0